Taxes - Income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Current income tax	$ 12,807,005	$ 16,791,619	$ 6,975,549
Deferred income tax	(3,310,147)	2,813,817	1,939,567
Deferred income tax - rate change	1,941,995	(658,919)	(28,993)
Adjustments to prior years' current and deferred tax	77,022	17,421	(90,860)
Income tax expenses	11,515,875	18,963,938	$ 8,795,263
Growth of revenue	(3,984,614)	(3,984,614)
Exchange rate effect in deferred income tax variation	$ (6,123,964)	(6,123,964)
Percentage of increase Decrease in Exchange Rate	20.50%
Adjustments in surcharge rates	$ 2,600,914	2,600,914
Adjustment to income tax provision	$ 59,600	$ 59,600